REPORTABLE SEGMENTS	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

19. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating income. Segment operating income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

In January 2021, we launched a new Environmental, Social, and Corporate Governance IMPACT (“ESG IMPACT”) initiative to introduce innovative energy solutions and develop a portfolio of product lines and services aimed to mitigate climate change, enhance water management and conservation, and minimize environmental waste in the industry. The results of ESG IMPACT were not material to our Unaudited Condensed Consolidated Interim Statement of Operations for the quarter and year-to-date periods ended June 30, 2021.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

Revenue from operations

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Reportable Segment:
Production Services	$152,670	$139,034	$289,437	$272,224
Drilling and Evaluation Services	82,257	64,215	157,916	130,324
Total revenue	$234,927	$203,249	$447,353	$402,548

Long-lived assets

	June 30, 2021	December 31, 2020
Reportable Segment:
Production Services	$302,694	$303,625
Drilling and Evaluation Services	132,609	124,062
Total Reportable Segments	435,303	427,687
Unallocated assets	17,150	10,056
Total long-lived assets	$452,453	$437,743

Operating income

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Reportable Segment:
Production Services	$18,015	$20,217	$32,197	$41,545
Drilling and Evaluation Services	8,558	8,334	18,271	16,202
Total Reportable Segments	26,573	28,551	50,468	57,747
Unallocated expenses	(12,455)	(10,693)	(20,389)	(21,374)
Total operating income	$14,118	$17,858	$30,079	$36,373

Revenue by geographic area

	Quarter ended		Year-to-date period ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Geographic Area:
Domestic (British Virgin Islands)
MENA	$232,548	$200,737	$442,333	$396,798
Rest of World	2,379	2,512	5,020	5,750
Total revenue	$234,927	$203,249	$447,353	$402,548

Long-lived assets by geographic area

	June 30, 2021	December 31, 2020
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	444,595	429,283
Rest of World	7,858	8,460
Total long-lived assets	$452,453	$437,743

Cautionary Note Regarding Forward-Looking Statements

This Periodic Report on Form 6-K (this “Periodic Report”) contains forward-looking statements (as such term is defined in Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended). Any and all statements contained in this Periodic Report that are not statements of historical fact, including statements regarding the impact of the COVID-19 pandemic or the Company’s response to COVID-19, may be deemed forward-looking statements. Terms such as “may,” “might,” “would,” “should,” “could,” “project,” “estimate,” “predict,” “potential,” “strategy,” “anticipate,” “attempt,” “develop,” “plan,” “help,” “believe,” “continue,” “intend,” “expect,” “future,” and terms of similar import (including the negative of any of these terms) may identify forward-looking statements. However, not all forward-looking statements may contain one or more of these identifying terms. Forward-looking statements in this Periodic Report may include, without limitation, statements regarding the plans and objectives of management for future operations, projections of income or loss, earnings or loss per share, capital expenditures, dividends, capital structure or other financial items, the Company’s future financial performance, including any such statement contained in a discussion and analysis of financial condition by management or in the results of operations included pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), expansion plans and opportunities, completion and integration of acquisitions including the acquisitions of SAPESCO and Action, and the assumptions underlying or relating to any such statement.

The forward-looking statements are not meant to predict or guarantee actual results, performance, events or circumstances and may not be realized because they are based upon the Company’s current projections, plans, objectives, beliefs, expectations, estimates and assumptions and are subject to a number of risks and uncertainties and other influences, many of which the Company has no control over. Actual results and the timing of certain events and circumstances may differ materially from those described by the forward-looking statements as a result of these risks and uncertainties. Factors that may influence or contribute to the accuracy of the forward-looking statements or cause actual results to differ materially from expected or desired results may include, without limitation: changing commodity prices, market volatility and other market trends that affect our customers’ demand for our services; disruptions to economic and market conditions caused by the coronavirus (COVID-19) and other public health crises and threats; the level of capital spending by our customers; political, market, financial and regulatory risks, including those related to the geographic concentration of our customers; our operations, including maintenance, upgrades and refurbishment of our assets, may require significant capital expenditures, which may or may not be available to us; operating hazards inherent in our industry and the ability to secure sufficient indemnities and insurance; our ability to successfully integrate acquisitions; competition, including for capital and technological advances; and other risks and uncertainties set forth in the Company’s most recent Annual Report on Form 20-F filed with the SEC.

Readers are cautioned not to place undue reliance on forward-looking statements because of the risks and uncertainties related to them and to the risk factors. The Company disclaims any obligation to update the forward-looking statements contained in this Periodic Report to reflect any new information or future events or circumstances or otherwise, except as required by law. Readers should read this Periodic Report in conjunction with other documents which the Company may file or furnish from time to time with the SEC.